DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGE AND NET INVESTMENT HEDGES (Details) € in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value assets	$ 11,313,000									$ 8,177,000
Fair value liability	(682,000)									6,352,000
Other comprehensive income, net of taxes			$ (9,594,000)
Change in OCI			(25,927,000)
Statements of operations - Finance cost	45,612,000	[1]	78,145,000	[1]	$ 59,151,000
Change in fair value of financial instruments	179,000		230,000		$ 675,000
Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Other comprehensive income, net of taxes			0
Change in OCI			0
Statements of operations - Finance cost			(1,863,000)
Change in fair value of financial instruments			$ (748,000)
Itau Bank [member] | BRL, selling currency | Interest rate swaps
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Dec. 11, 2018
Notional or Purchase currency			BRL
Index			BRL CDI
Notional in contract currency | R$						R$ 135,000
Fair value assets										(1,212,000)
Other comprehensive income, net of taxes			$ 0
Change in OCI			(781,000)
Statements of operations - Finance cost			954,000
Change in fair value of financial instruments			$ 0
Goldman Sachs Bank [member] | USD, Selling currency | Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Aug. 10, 2022
Notional or Purchase currency			USD
Notional in contract currency | R$						R$ 754,440
Fair value assets										748,000
Other comprehensive income, net of taxes			$ 0
Change in OCI			0
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ (748,000)
ABC Brasil SA [member] | BRL, selling currency | Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Nov. 24, 2017
Notional or Purchase currency			BRL
Notional in contract currency										12,232,000
Fair value assets										0
Other comprehensive income, net of taxes			$ 0
Change in OCI			0
Statements of operations - Finance cost			(1,863,000)
Change in fair value of financial instruments			0
Cashflow hedges | Interest rate swaps
Disclosure of detailed information about hedges [line items]
Fair value assets	0									0
Fair value liability	$ 0									(1,212,000)
Net investment hedges
Disclosure of detailed information about hedges [line items]
Fair value assets										2,289,000
Other comprehensive income, net of taxes			(9,594,000)
Change in OCI			(25,146,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 518,000
Net investment hedges | Santander Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			MXN
Notional in contract currency										11,111,000
Fair value assets										0
Other comprehensive income, net of taxes			$ (2,113,000)
Change in OCI			(2,411,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 21,000
Net investment hedges | Santander Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			EUR
Notional in contract currency										20,000,000
Fair value assets										0
Other comprehensive income, net of taxes			$ 1,742,000
Change in OCI			(2,522,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 88,000
Net investment hedges | Goldman Sachs Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			MXN
Notional in contract currency										40,000,000
Fair value assets | €							€ 0
Other comprehensive income, net of taxes			$ (7,600,000)
Change in OCI			(8,671,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ (47,000)
Net investment hedges | Goldman Sachs Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			EUR
Notional in contract currency										48,000,000
Fair value assets | €							0
Other comprehensive income, net of taxes			$ 3,587,000
Change in OCI			(5,452,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 217,000
Net investment hedges | Goldman Sachs Bank [member] | PEN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 18, 2018
Notional or Purchase currency			USD
Index			PEN
Notional in contract currency										13,800,000
Fair value assets										84,000
Other comprehensive income, net of taxes			$ 19,000
Change in OCI			(59,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 6,000
Net investment hedges | Goldman Sachs Bank [member] | COP, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 18, 2018
Notional or Purchase currency			USD
Index			COP
Notional in contract currency										7,200,000
Fair value assets										89,000
Other comprehensive income, net of taxes			$ (88,000)
Change in OCI			(19,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ (1,000)
Net investment hedges | Goldman Sachs Bank [member] | USD, Selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Aug. 22, 2018
Notional or Purchase currency			PEN
Index			USD
Notional in contract currency | S/									S/ 194,460
Fair value assets										(4,758,000)
Other comprehensive income, net of taxes			$ 4,758,000
Change in OCI			(4,758,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 0
Net investment hedges | Goldman Sachs Bank [member] | MXN-USD [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Aug. 22, 2018
Notional or Purchase currency			MXN
Index			USD
Notional in contract currency								$ 1,065,060
Fair value assets										7,256,000
Other comprehensive income, net of taxes			$ (7,256,000)
Change in OCI			7,256,000
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 0
Net investment hedges | Nomura International Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			MXN
Notional in contract currency										23,889,000
Fair value assets										0
Other comprehensive income, net of taxes			$ (4,357)
Change in OCI			(5,358)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 105
Net investment hedges | Nomura International Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Index			EUR
Notional in contract currency										22,000,000
Fair value assets										0
Other comprehensive income, net of taxes			$ 1,620
Change in OCI			(2,476)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 99
Net investment hedges | Nomura International Bank [member] | USD, Selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Aug. 22, 2018
Notional or Purchase currency			EUR
Index			USD
Notional in contract currency | €							€ 34,109
Fair value assets										7,256,000
Other comprehensive income, net of taxes			$ 382
Change in OCI			(382)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 0
Net investment hedges | BBVA Bank [member] | PEN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 18, 2018
Notional or Purchase currency			USD
Index			PEN
Notional in contract currency										55,200,000
Fair value assets										0
Other comprehensive income, net of taxes			$ 71,000
Change in OCI			(229,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 23,000
Net investment hedges | BBVA Bank [member] | COP, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts			Jan. 18, 2018
Notional or Purchase currency			USD
Index			COP
Notional in contract currency										28,800,000
Fair value assets										$ 0
Other comprehensive income, net of taxes			$ (359,000)
Change in OCI			(65,000)
Statements of operations - Finance cost			0
Change in fair value of financial instruments			$ 7,000

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".